Convertible Notes Payable (Tables)	12 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents [Abstract]
Convertible Notes Payable
	Interest Rates	Term	June 30, 2017	June 30, 2016
Convertible notes payable	6% - 12%	0 - 2 years	$1,115,000	$597,500
Discount			(381,747)	—
Total			$733,253	$597,500